Schedule of Investments (unaudited) July 31, 2019	iShares® Asia/Pacific Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 56.0%
AusNet Services	760,185	$930,025
Australia & New Zealand Banking Group Ltd.	50,627	973,910
Bendigo & Adelaide Bank Ltd.	177,550	1,406,104
Boral Ltd.	270,360	961,544
Commonwealth Bank of Australia	19,207	1,089,523
CSR Ltd.	559,902	1,555,227
Harvey Norman Holdings Ltd.	540,219	1,634,599
JB Hi-Fi Ltd.	68,033	1,410,973
McMillan Shakespeare Ltd.	118,430	1,131,363
National Australia Bank Ltd.	76,234	1,498,038
Perpetual Ltd.	39,315	1,070,637
Super Retail Group Ltd.	224,067	1,389,944
Sydney Airport	178,943	1,031,093
Westpac Banking Corp.	63,039	1,244,832
Woodside Petroleum Ltd.	38,140	912,194

		18,240,006

Hong Kong — 18.2%
Giordano International Ltd.	3,248,000	1,120,300
Haitong International Securities Group Ltd.	2,854,000	845,857
HK Electric Investments & HK Electric Investments Ltd.	819,500	831,236
PCCW Ltd.	1,922,000	1,097,528
Power Assets Holdings Ltd.	129,500	928,911
VTech Holdings Ltd.	126,000	1,109,838

		5,933,670

Japan — 9.6%
JFE Holdings Inc.	49,700	662,591
Mitsubishi Chemical Holdings Corp.	113,900	814,688
Nissan Motor Co. Ltd.	122,100	799,343
Subaru Corp.	35,700	836,644

		3,113,266

New Zealand — 7.1%
SKYCITY Entertainment Group Ltd.	420,906	1,111,192

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	457,659	$1,202,178

		2,313,370

Singapore — 8.9%
DBS Group Holdings Ltd.	44,700	862,612
Singapore Telecommunications Ltd.	457,400	1,112,960
StarHub Ltd.(a)	831,282	917,201

		2,892,773

Total Common Stocks — 99.8% (Cost: $36,036,758)		32,493,085

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(b)(c)(d)	186,140	186,233
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	12,000	12,000

		198,233

Total Short-Term Investments — 0.6% (Cost: $198,159)		198,233

Total Investments in Securities — 100.4% (Cost: $36,234,917)		32,691,318

Other Assets, Less Liabilities — (0.4)%		(120,093)

Net Assets — 100.0%		$32,571,225

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,502,420	(2,316,280)	186,140	$186,233	$950	(a)	$405	$(286)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,503	497	12,000	12,000	120		—	—

				$198,233	$1,070		$405	$(286)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Asia/Pacific Dividend ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,493,085	$—	$—	$32,493,085
Money Market Funds	198,233	—	—	198,233

	$32,691,318	$—	$—	$32,691,318

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